SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Net income per share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Numerator for basic and diluted net loss per share - loss available to shareholders of Ordinary shares	$ (14,828)	$ (17,092)	$ (2,344)
Denominator:
Denominator for basic and diluted net loss per share - adjusted weighted average number of Ordinary shares	83,414,831	81,149,687	80,296,581